Financial Instruments - Credit risk - cash flow hedges (Detail) - Cash flow hedges [member] $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($) $ / $ $ / $ $ / $ $ / $ R$ / $ $ / $ R$ / $ item	Dec. 31, 2019 MXN ($) $ / $ $ / $ $ / $ $ / $ R$ / $ $ / $ R$ / $ item
Foreign currency risk [member] | Foreign exchange forward contracts [member] | MXN/USD | 1-6 months [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 2,887	$ 4,373
Average exchange rate | $ / $	23.26	20.00
Foreign currency risk [member] | Foreign exchange forward contracts [member] | MXN/USD | Maturity 6-12 months [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,892	$ 2,086
Average exchange rate | $ / $	23.46	20.20
Foreign currency risk [member] | Foreign exchange forward contracts [member] | MXN/USD | Later than one year [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 2
Average exchange rate | $ / $	20.01
Foreign currency risk [member] | Foreign exchange forward contracts [member] | BRL/USD | 1-6 months [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 910	$ 746
Average exchange rate | R$ / $	5.33	4.05
Foreign currency risk [member] | Foreign exchange forward contracts [member] | BRL/USD | Maturity 6-12 months [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 601	$ 378
Average exchange rate | R$ / $	5.20	4.19
Foreign currency risk [member] | Foreign exchange forward contracts [member] | BRL/USD | Later than one year [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 43	$ 267
Average exchange rate | R$ / $	4.53	4.44
Foreign currency risk [member] | Foreign exchange forward contracts [member] | COP/USD | 1-6 months [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 511	$ 220
Average exchange rate | $ / $	3,750	3,491
Foreign currency risk [member] | Foreign exchange forward contracts [member] | COP/USD | Maturity 6-12 months [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 212	$ 85
Average exchange rate | $ / $	3,740	3,460
Foreign currency risk [member] | Foreign exchange forward contracts [member] | ARS/USD | 1-6 months [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 96	$ 137
Average exchange rate | $ / $	92.97	79.23
Foreign currency risk [member] | Foreign exchange forward contracts [member] | URY/USD | 1-6 months [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 225	$ 335
Average exchange rate | $ / $	45.92	37.55
Foreign currency risk [member] | Foreign exchange forward contracts [member] | URY/USD | Maturity 6-12 months [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 58	$ 87
Average exchange rate | $ / $	45.69	40.03
Foreign currency risk [member] | Foreign currency option [Member] | COP/USD | 1-6 months [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure		$ 107
Average exchange rate | $ / $		3,252
Foreign currency risk [member] | Cross-currency swaps [member] | MXN/USD | 1-6 months [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure		$ 9,423
Average exchange rate | $ / $		19.54
Foreign currency risk [member] | Cross-currency swaps [member] | MXN/USD | Later than one year [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 44,107	$ 18,428
Average exchange rate | $ / $	14.70	15.93
Foreign currency risk [member] | Cross-currency swaps [member] | BRL/USD | 1-6 months [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 58
Average exchange rate | R$ / $	5.15
Foreign currency risk [member] | Cross-currency swaps [member] | BRL/USD | Maturity 6-12 months [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure		$ 4,365
Average exchange rate | R$ / $		3.41
Foreign currency risk [member] | Cross-currency swaps [member] | BRL/USD | Later than one year [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 9,652	$ 9,140
Average exchange rate | R$ / $	4.00	4.00
Foreign currency risk [member] | Cross-currency swaps [member] | COP/USD | 1-6 months [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 404
Average exchange rate | $ / $	3,454
Foreign currency risk [member] | Cross-currency swaps [member] | COP/USD | Maturity 6-12 months [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 709
Average exchange rate | $ / $	2,992
Foreign currency risk [member] | Cross-currency swaps [member] | COP/USD | Later than one year [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,688	$ 2,403
Average exchange rate | $ / $	3,296	3,075.00
Foreign currency risk [member] | Cross-currency swaps [member] | CLP/USD | Maturity 6-12 months [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 3,333	$ 3,007
Average exchange rate | $ / $	696.02	696.02
Foreign currency risk [member] | Cross-currency swaps [member] | CLP/USD | Later than one year [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,519	$ 1,371
Average exchange rate | $ / $	677.00	677.00
Foreign currency risk [member] | Cross-currency swaps [member] | BRL/MXN | Maturity 6-12 months [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 71	$ 84
Average exchange rate | R$ / $	0.26	0.21
Foreign currency risk [member] | Cross-currency swaps [member] | BRL/MXN | Later than one year [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 981	$ 1,195
Average exchange rate | R$ / $	0.26	0.21
Interest rate risk [member] | Interest rate swaps [member] | Brazilian reais [member] | Maturity 6-12 months [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure		$ 4,365
Average interest rate		8.34%
Interest rate risk [member] | Interest rate swaps [member] | Mexican peso [member] | Later than one year [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 11,403	$ 11,403
Average interest rate	7.17%	7.17%
Interest rate risk [member] | Interest rate swaps [member] | Chilean peso [member] | Later than one year [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 4,716	$ 2,197
Average interest rate	4.95%	6.26%
Commodity price risk [member] | Commodity price contracts [Member] | Sugar Price Contracts [member] | 1-6 months [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 869	$ 1,192
Average price | item	12.13	13.09
Commodity price risk [member] | Commodity price contracts [Member] | Sugar Price Contracts [member] | Maturity 6-12 months [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 391	$ 361
Average price | item	11.87	12.73
Commodity price risk [member] | Commodity price contracts [Member] | Sugar Price Contracts [member] | Later than one year [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 365	$ 98
Average price | item	12.17	13.45
Commodity price risk [member] | Commodity price contracts [Member] | Aluminum price contracts [member] | 1-6 months [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 325	$ 276
Average price | item	1,654	1,796
Commodity price risk [member] | Commodity price contracts [Member] | Aluminum price contracts [member] | Maturity 6-12 months [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 370	$ 118
Average price | item	1,720	1,812
Commodity price risk [member] | Commodity price contracts [Member] | Aluminum price contracts [member] | Later than one year [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 99
Average price | item	1,740
Commodity price risk [member] | Commodity price contracts [Member] | PX MEG contracts [member] | 1-6 months [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 364	$ 160
Average price | item	730	848
Commodity price risk [member] | Commodity price contracts [Member] | PX MEG contracts [member] | Maturity 6-12 months [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 364	$ 160
Average price | item	730	848